Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	GNW
Entity Registrant Name	GENWORTH FINANCIAL INC
Entity Central Index Key	0001276520